Related Party Transactions (Details) - Schedule of Long-term Borrowings from Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-term Borrowings from Related Parties [Line Items]
Long-term borrowings from related party			$ 1,455,649
Guardforce Holdings (HK) Limited [Member]
Schedule of Long-term Borrowings from Related Parties [Line Items]
Long-term borrowings from related party	[1]		18,346
Tu Jingyi [Member]
Schedule of Long-term Borrowings from Related Parties [Line Items]
Long-term borrowings from related party	[2]		$ 1,437,303

[1]	On December 31, 2019, the Company borrowed $1,499,998 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%. The loan is due on June 30,2025. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan recorded under amount due to related parties was $122, $183 and $14,940, respectively. On May 25, 2023, the principal amount of this loan of $18,346 was settled under the Netting Arrangement.
[2]	On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. The loan is due on June 30, 2025. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan recorded under amount due to related parties was $21,560, $10,780 and $21,560, respectively. Pursuant to the settlement agreement (Note 28), management of the Company plans to repay this loan within 12 months, therefore, this loan is classified as short-term borrowing from a related party.